Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Employee Benefit Plans [Abstract]
Percent of compensation participants may contribute	20.00%
Discretionary contributions	$ 0.9	$ 0.9	$ 0.8